Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) [1]	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Consolidated Statements of Comprehensive Income [abstract]
Net profit for the year	₪ 675	$ 195	₪ 439	₪ 1,083
Items of comprehensive profit (loss), net of tax	(8)	(2)	(15)	7
Total comprehensive profit for the year	667	193	424	1,090
Attributable to:
Shareholders of the Company	(17)	(5)	(206)	89
Non-controlling interest	684	198	630	1,001
Total comprehensive profit for the year	₪ 667	$ 193	₪ 424	₪ 1,090

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.